FINANCE INCOME / EXPENSE / OTHER FINANCIAL RESULTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Interest gain	$ 2,832	$ 652	$ 1,920
Finance income	2,832	652	1,920
Finance expense
Interest expense on borrowings	(2,491)	(915)	(2,426)
Interest expense on lease liabilities	(6,822)	(5,415)	(4,944)
Other interest	(4,722)	(4,150)	(1,505)
Other	(2,517)	(2,228)	(1,555)
Total	(16,552)	(12,708)	(10,430)
Other financial results, net
Net loss arising from financial assets measured at fair value through PL	(7,537)	(8,537)	(3,423)
Net gain (loss) arising from financial assets measured at fair value through OCI	500	6	(16)
Gain arising from financial assets measured at amortized cost	0	0	395
Foreign exchange gain (loss)	(6,673)	3,900	(2,935)
Gain on transaction with bonds	13,883	708	9,580
Total	$ 173	$ (3,923)	$ 3,601